Offerings - Offering: 1	12 Months Ended
Jun. 30, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit | $ / shares	43.15
Maximum Aggregate Offering Price	$ 647,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,385.23
Offering Note	The amount registered reflected in Table 1 above represents the maximum number of additional shares of Common Stock, par value $0.001 per share (the “Common Stock”), of Super Micro Computer, Inc. (the “Registrant”) issuable pursuant to the Super Micro Computer, Inc. 2020 Equity and Incentive Compensation Plan (as amended or amended and restated to date, the “Plan”), being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement also covers such additional shares of Common Stock as may become issuable pursuant to the anti-dilution provisions of the Plan. The proposed maximum offering price per unit and the maximum aggregate offering price in Table 1 above are estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of Common Stock on the Nasdaq Global Select Market on June 5, 2026, which is a date within five business day prior to filing.